FAIR VALUE MEASUREMENTS (Details Narrative) - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value on liabilities fair value	$ 575,714	$ (210,309,266)
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value on liabilities fair value		120,060,000
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value on liabilities fair value		$ 86,528,000